Commitments and Contingencies - Additional Information (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2016	Mar. 31, 2015
Commitments and Contingencies Disclosure [Line Items]
Total outstanding credit lines related to loan commitments of the cash advance service	¥ 141,237	¥ 131,401
Property Plant and Equipment
Commitments and Contingencies Disclosure [Line Items]
Commitments outstanding	19,612
Commitments outstanding with related parties	3,231
Inventories
Commitments and Contingencies Disclosure [Line Items]
Commitments outstanding	50,846
Commitments outstanding with related parties	3,231
Other Purchase Commitments
Commitments and Contingencies Disclosure [Line Items]
Commitments outstanding	28,182
Commitments outstanding with related parties	¥ 19,387